Asset Impairment, Restructuring and Other Special Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Total Charges Related to Asset Impairment, Restructuring and Other Special Charges
The Company's total charges related to asset impairment, restructuring and other special charges, including integration of acquired businesses, in our consolidated and combined statements of operations consisted of the following for the years ended December 31:

	2018	2017	2016
Cash expense:
Severance and other	$15.5	$162.0	$42.1
Integration	26.5	90.3	154.8
Facility exit costs	5.7	31.8	13.2
Total cash expense	47.7	284.1	210.1
Non-cash expense:
Asset impairment	81.9	110.6	98.3
Total non-cash expense	81.9	110.6	98.3
Gain on sale of fixed assets	(0.8)	(19.6)	—
Total expense	$128.8	$375.1	$308.4

Summary of Activity in Reserves
The following table summarizes the activity in our reserves established in connection with these restructuring activities:

	Exit costs	Severance	Total
Balance at December 31, 2016	$11.5	$26.6	$38.1
Charges	31.8	162.0	193.8
Reserve adjustment	1.4	(3.9)	(2.5)
Cash paid	(9.8)	(141.6)	(151.4)
Balance at December 31, 2017	34.9	43.1	78.0
Charges	11.7	15.5	27.2
Separation adjustment	(5.9)	—	(5.9)
Reserve adjustment	(6.0)	—	(6.0)
Cash paid	(25.4)	(23.5)	(48.9)
Balance at December 31, 2018	$9.3	$35.1	$44.4